Additional Information on Consolidated Loss	12 Months Ended
Mar. 31, 2022
Profit (loss) [abstract]
Additional Information on Consolidated Loss	ADDITIONAL INFORMATION ON CONSOLIDATED LOSS
The following table provides additional information on the consolidated loss:

Year ended	March 31,
	2022	2021
	$	$
Expenses by Nature
Employee compensation and subcontractor costs	411,669	277,980
Government assistance
- tax credits (a)	(10,870)	(6,924)
- grants and loan forgiveness (b)	(6,234)	(6,530)
Other miscellaneous expenses	26,005	21,823
Depreciation of property and equipment	2,568	1,861
Depreciation of right-of used assets	2,867	1,906
	426,005	290,116

Expenses by Function
Cost of revenues	321,732	204,626
Selling, general and administrative expenses	98,838	81,723
Depreciation	5,435	3,767
	426,005	290,116

(a) Included in cost of revenues.
(b) For the year ended March 31, 2022, $4,910,000 and $1,324,000 (2021 - $5,363,000 and $1,167,000) were included in cost of revenues and selling, general and administrative expenses, respectively.

Certain subsidiaries within the Group have applied for COVID-19 financial relief in Canada under the Canada Emergency Wage Subsidy (“CEWS”) program. The CEWS program is a wage subsidy program launched by the Canadian federal government to qualifying employers to subsidize payroll costs during the COVID-19 pandemic. The qualified subsidy amounts received under the CEWS program are non-repayable. During the year ended March 31, 2022, the subsidiaries recorded, as government grants, subsidies in the amount of $239,000 (2021 - $4,001,000).
During the year ended March 31, 2021, Alithya France SAS (formerly Alithya Consulting SAS), a subsidiary located in France, received €410,600 ($632,000), as government grants, pursuant to the French government’s partial activity program. The program is subject to certain annual limits per employee.